BUSINESS COMBINATIONS (Details 1) - USD ($)	Dec. 31, 2023	Dec. 28, 2023	Dec. 31, 2022	Sep. 02, 2022
Cash	$ 20,337,847		$ 12,121,824
Other receivables	197,340		138,330
Property and equipment, net	5,157		19,785
Total assets	72,801,367		103,988,552
Accounts payable	(571,432)		(762,366)
Taxes payable	(1,438,658)		(1,346,992)
Less: Total liabilities	(6,264,432)		(41,504,251)
Goodwill	$ 6,747,543		9,481,547
Purchase Acquisition [Member] | Wanwang, the acquired company, Xiaoshi Huang and Thrive Shine Limited
Cash			7,335,975
Other receivables			951,139
Property and equipment, net			10,154,195
Intangible assets, net			1,284,797
Total assets			19,726,106
Accounts payable			(3,089,786)
Taxes payable			(747)
Accrued expenses and other current liabilities			(18,630,396)
Less: Total liabilities			(21,720,929)
Net tangible liabilities			(1,994,823)
Goodwill			61,994,823
Total fair value of purchase price allocation			60,000,000
Consideration in the form of cash			1,492,772
Consideration in the form of receivables offsetting purchase consideration			39,191,427
Contingency consideration			19,315,801
Total consideration		$ 40,000,000	$ 60,000,000	$ 60,000,000